Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended						12 Months Ended
	Apr. 25, 2024	Oct. 31, 2024	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend per ordinary share [abstract]
Dividend per ordinary share paid (in EUR per share)			€ 0.350	€ 0.756	€ 0.350	€ 0.389	€ 0.170
Dividends paid			€ 1,129	€ 2,497	€ 1,260	€ 1,408	€ 636
Dividend declared, per ordinary share (in EUR per share)								€ 0.710
Dividend declared								€ 2,145
Dividends per ordinary share (in EUR per share)	€ 1.106	€ 0.161						€ 1.060	€ 1.106	€ 0.559
Dividends								€ 3,274	€ 3,757	€ 2,044